Risk Management - Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Held-to-maturity securities	[1]	¥ 928,751	¥ 806,717
Available-for-sale securities		1,058,957	870,533
Securities at fair value through profit or loss		141,608	138,717
Term deposits		535,260	559,341
Cash and cash equivalents		53,306	50,809	¥ 48,586	¥ 67,046
Total		3,397,014	2,954,779
Financial liabilities
Interest-bearing loans and other borrowings		20,045	20,150
Equity securities [member]
Financial assets
Available-for-sale securities		549,166	373,943
Debt securities [member]
Financial assets
Held-to-maturity securities		928,751	806,717
Available-for-sale securities		509,791	496,590
Currency risk [member]
Financial assets
Term deposits		8,058	7,502
Cash and cash equivalents		2,715	2,358
Total		136,699	75,062
Financial liabilities
Interest-bearing loans and other borrowings		20,045	20,150
Total		20,045	20,150
Currency risk [member] | Equity securities [member]
Financial assets
Available-for-sale securities		106,514	51,373
Securities at fair value through profit or loss		9,538	9,016
Currency risk [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		218	150
Loans		1,592	1,766
Available-for-sale securities		7,557	2,240
Securities at fair value through profit or loss		507	657
Currency risk [member] | US dollar [member]
Financial assets
Term deposits		8,026	7,502
Cash and cash equivalents		1,842	1,768
Total		35,318	28,558
Financial liabilities
Interest-bearing loans and other borrowings		12,892	13,108
Total		12,892	13,108
Currency risk [member] | US dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		11,086	9,994
Securities at fair value through profit or loss		4,549	4,511
Currency risk [member] | US dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		218	150
Loans		1,592	1,766
Available-for-sale securities		7,557	2,240
Securities at fair value through profit or loss		448	627
Currency risk [member] | HK dollar [member]
Financial assets
Term deposits		32
Cash and cash equivalents		444	261
Total		96,564	41,803
Currency risk [member] | HK dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		95,428	41,379
Securities at fair value through profit or loss		660	163
Currency risk [member] | GB pound [member]
Financial assets
Cash and cash equivalents		406	287
Total		1,312	1,257
Financial liabilities
Interest-bearing loans and other borrowings		2,515	2,385
Total		2,515	2,385
Currency risk [member] | GB pound [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		871	951
Currency risk [member] | GB pound [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		35	19
Currency risk [member] | EUR [member]
Financial assets
Cash and cash equivalents		20	42
Total		2,201	2,364
Financial liabilities
Interest-bearing loans and other borrowings		4,638	4,657
Total		4,638	4,657
Currency risk [member] | EUR [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		2,166	2,315
Currency risk [member] | EUR [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		15	7
Currency risk [member] | Others [member]
Financial assets
Cash and cash equivalents		3
Total		1,304	1,080
Currency risk [member] | Others [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		1,292	1,076
Currency risk [member] | Others [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		¥ 9	¥ 4

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.